Restricted Investments - Reconciliation of Movement in Investments Held by Environmental Trust Funds (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial assets [line items]
Restricted investments	R 7,320	R 6,731
Fair value gain through profit or loss1	156	260	R 104
Total environmental trust funds
Disclosure of financial assets [line items]
Restricted investments	7,303	6,716	6,030
Interest income	390	369	R 329
Fair value gain through profit or loss1	150	254
Fair value gain through other comprehensive income	32	48
Dividends received	15	16
Maturity of equity-linked deposits	(3)	0
Acquisition/(maturity) of fixed deposits	(18)	84
Acquisition of equity investments	30	0
Maturity of collective investment schemes (unit trusts)	(64)	0
Acquisition of government bonds	13	32
Net transfer of cash equivalents	R 42	R (117)